Non-controlling Interests	12 Months Ended
Dec. 31, 2023
Non-controlling Interests
Non-controlling Interests

Note 29 Non-controlling Interests

Non-controlling Interests are detailed as follows:

a.	Equity

Equity	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Viña San Pedro Tarapacá S.A. (1)	41,631,934	43,150,504
Bebidas del Paraguay S.A. (2)	17,482,168	20,023,827
Aguas CCU-Nestlé Chile S.A.	27,624,099	26,328,210
Cervecería Kunstmann S.A.	10,832,080	10,326,899
Compañía Pisquera de Chile S.A.	10,055,062	8,247,794
Sáenz Briones & Cía. S.A.I.C. (4)	–	13,000
Distribuidora del Paraguay S.A. (2)	1,954,734	4,285,213
D&D SpA. (3)	1,415,053	–
Bebidas Bolivianas BBO S.A.	6,211,874	6,723,233
Others	1,810,795	1,844,307
Total	119,017,799	120,942,987

(1)	See Note 1 - General information, letter C, number (3).
(2)	See Note 1 - General information, letter C, number (10).
(3)	See Note 1 - General information, letter C, number (12).
(4)	See Note 1 - General information, letter C, number (14).

b.	Net income attributable to non-controlling interest

Result	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Aguas CCU-Nestlé Chile S.A.	9,428,103	6,876,759	8,447,312
Viña San Pedro Tarapacá S.A.	2,181,421	4,620,251	3,718,101
Cervecería Kunstmann S.A.	1,190,978	4,047,024	4,995,705
Compañía Pisquera de Chile S.A.	3,256,403	3,594,166	3,296,863
Sáenz Briones & Cía. S.A.I.C.	–	877	(105,325)
Distribuidora del Paraguay S.A.	(674,671)	(116,677)	(533,381)
Bebidas del Paraguay S.A.	547,873	682,236	1,251,770
D&D SpA.	324,466	–	–
Bebidas Bolivianas BBO S.A.	(3,462,444)	(2,342,555)	(1,380,829)
Others	(19,414)	(45,980)	197,734
Total	12,772,715	17,316,101	19,887,950

c.	The Summarized financial information of non-controlling interest is detailed as follows:

	As of December 31, 2023	As of December 31, 2022

	ThCh$	ThCh$
Assets and Liabilities
Current assets	725,627,672	850,558,512
Non-current assets	733,472,890	808,680,348
Current liabilities	409,331,274	552,903,418
Non-current liabilities	187,674,051	163,915,700

Dividends paid to noncontrolling interests	15,288,255	16,332,005

The main significant non-controlling interest is represented by Viña San Pedro Tarapacá S.A. with the following summarized financial information:

Assets and Liabilities	As of December 31, 2023	As of December 31, 2022

	ThCh$	ThCh$
Assets and Liabilities
Current assets	207,102,975	212,016,584
Non-current assets	226,340,932	231,348,818
Current liabilities	83,692,552	84,258,450
Non-current liabilities	77,620,530	77,049,859

Result	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Net sales	252,825,495	296,349,893	261,620,065
Net income of year	14,259,053	29,949,719	22,407,528

Dividends paid by Viña San Pedro Tarapacá S.A. were ThCh$ 14,948,153, ThCh$ 17,906,526 and ThCh$ 11,167,838, as of December 31, 2023, 2022 and 2021, respectively.